Finance Receivables -- Nonperforming Finance Receivables (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Performing and nonperforming net finance receivables by type
Net finance receivables	$ 13,836	$ 15,559
Personal loans
Performing and nonperforming net finance receivables by type
Threshold period past due for write-off of financing receivable	90 days
Net finance receivables	$ 13,300	13,295
SpringCastle Portfolio
Performing and nonperforming net finance receivables by type
Net finance receivables	0	1,703
Real estate loans
Performing and nonperforming net finance receivables by type
Net finance receivables	517	538
Retail Sales Finance
Performing and nonperforming net finance receivables by type
Net finance receivables	$ 19	23
Nonperforming
Performing and nonperforming net finance receivables by type
Threshold period past due for write-off of financing receivable	90 days
Performing
Performing and nonperforming net finance receivables by type
Net finance receivables	$ 13,523	15,277
Performing | Personal loans
Performing and nonperforming net finance receivables by type
Net finance receivables	13,021	13,074
Performing | SpringCastle Portfolio
Performing and nonperforming net finance receivables by type
Net finance receivables	0	1,663
Performing | Real estate loans
Performing and nonperforming net finance receivables by type
Net finance receivables	483	518
Performing | Retail Sales Finance
Performing and nonperforming net finance receivables by type
Net finance receivables	19	22
Nonperforming
Performing and nonperforming net finance receivables by type
Net finance receivables	313	282
Nonperforming | Personal loans
Performing and nonperforming net finance receivables by type
Net finance receivables	279	221
Nonperforming | SpringCastle Portfolio
Performing and nonperforming net finance receivables by type
Net finance receivables	0	40
Nonperforming | Real estate loans
Performing and nonperforming net finance receivables by type
Net finance receivables	34	20
Nonperforming | Retail Sales Finance
Performing and nonperforming net finance receivables by type
Net finance receivables	$ 0	$ 1